Income Taxes - Deferred tax assets (liabilities) (Details) - CAD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Income Taxes
Deferred tax (liabilities) assets	$ (10,297)	$ 26,250
Unrecognised deferred tax assets	(25,076)	(26,250)
Net deferred income tax liabilities	(35,373)
CANADA
Income Taxes
Net deferred income tax liabilities	67,534
UNITED STATES
Income Taxes
Net deferred income tax liabilities	38,318
Non-capital loss carry forwards
Income Taxes
Deferred tax (liabilities) assets	27,537	20,332
Investment in joint ventures
Income Taxes
Deferred tax (liabilities) assets	(52,496)
Capital assets
Income Taxes
Deferred tax (liabilities) assets	10,216	5,288
Research and development tax credits
Income Taxes
Deferred tax (liabilities) assets	2,937
Share issuance costs
Income Taxes
Deferred tax (liabilities) assets	1,202	314
Lease Liability
Income Taxes
Deferred tax (liabilities) assets	258	266
Mineral property interests
Income Taxes
Deferred tax (liabilities) assets	49	$ 50
Tax losses, research and development tax credits and other temporary differences | UNITED STATES
Income Taxes
Deferred tax (liabilities) assets	$ 15,781